Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 security	Dec. 31, 2011 security	Dec. 31, 2010
Maturities of Time Deposits, Description	Interest-bearing time deposits with banks consist of certificates of deposits in other banks with maturities within one year to three years
Held-to-maturity securities, number of holdings	0	0
Impairment of Investments			$ 40
Net unamortized origination fees	42	83
Other real estate owned	428	427
Accrued benefit liability	738	709
Other Postretirement Benefit Expense	29	49	39
Advertising Expense	172	144	127
Share-based Compensation Expense	25	26	58
Investment in Federal Home Loan Bank Stock [Member]
Impairment of Investments	$ 0	$ 0	$ 0
Real estate - commercial [Member]
Maximum loan-to-value ratio	80.00%
Real estate - mortgage [Member]
Maximum loan-to-value ratio	80.00%
Home equity installment loans [Member]
Maximum loan-to-value ratio	80.00%
Home equity lines of credit [Member]
Maximum loan-to-value ratio	90.00%